Long-Term Investments (Details)							1 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jul. 01, 2019 USD ($)	Jul. 01, 2019 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Disclosure [Abstract]
Investment carrying amount	$ 399,000	¥ 2,600,000	$ 817,000	¥ 5,700,000	$ 143,000	¥ 1,000,000	$ 425,000	¥ 2,800,000
Percentage of acquire interest	19.00%	19.00%	35.00%	35.00%	4.90%	4.90%
Impairment on long-term investments									$ 585,000	¥ 3,776,275